Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Health Care Portfolio
September 30, 2022
VHC-NPRT3-1122
1.807727.118
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 18.6%
Biotechnology - 18.6%
ADC Therapeutics SA (a)(b)	150,000	723,000
Agios Pharmaceuticals, Inc. (a)(b)	60,000	1,696,800
Alnylam Pharmaceuticals, Inc. (a)	54,000	10,808,640
Ambrx Biopharma, Inc. ADR (a)	60,000	64,800
Arcutis Biotherapeutics, Inc. (a)	111,000	2,121,210
Argenx SE ADR (a)	69,000	24,360,450
Ascendis Pharma A/S sponsored ADR (a)	110,474	11,407,545
Avid Bioservices, Inc. (a)	99,124	1,895,251
Beam Therapeutics, Inc. (a)(b)	56,000	2,667,840
Biogen, Inc. (a)	20,000	5,340,000
Blueprint Medicines Corp. (a)	118,400	7,801,376
Celldex Therapeutics, Inc. (a)	90,000	2,529,900
Century Therapeutics, Inc. (a)	118,000	1,167,020
Cerevel Therapeutics Holdings (a)	188,900	5,338,314
Cytokinetics, Inc. (a)	240,000	11,628,000
Denali Therapeutics, Inc. (a)	70,000	2,148,300
Erasca, Inc. (a)	350,100	2,730,780
Exelixis, Inc. (a)	123,921	1,943,081
Fate Therapeutics, Inc. (a)(b)	40,000	896,400
Generation Bio Co. (a)(b)	63,300	336,123
Graphite Bio, Inc. (a)	100,000	317,000
Imago BioSciences, Inc. (a)	50,000	752,500
Innovent Biologics, Inc. (a)(c)	1,080,000	3,319,182
Instil Bio, Inc. (a)	190,000	919,600
Janux Therapeutics, Inc. (a)	80,000	1,083,200
Keros Therapeutics, Inc. (a)	60,000	2,257,200
Legend Biotech Corp. ADR (a)	208,000	8,486,400
Mirati Therapeutics, Inc. (a)	28,000	1,955,520
Morphic Holding, Inc. (a)	47,300	1,338,590
Nuvalent, Inc. Class A (a)(b)	55,067	1,070,502
Poseida Therapeutics, Inc. (a)	229,287	809,383
PTC Therapeutics, Inc. (a)	145,900	7,324,180
Regeneron Pharmaceuticals, Inc. (a)	48,500	33,410,195
Relay Therapeutics, Inc. (a)(b)	170,000	3,802,900
Sarepta Therapeutics, Inc. (a)	108,000	11,938,320
Scholar Rock Holding Corp. (a)	24,795	171,829
Shattuck Labs, Inc. (a)	36,553	98,693
Stoke Therapeutics, Inc. (a)	60,000	770,400
uniQure B.V. (a)	90,000	1,688,400
Vaxcyte, Inc. (a)	100,000	2,400,000
Vertex Pharmaceuticals, Inc. (a)	48,000	13,897,920
Verve Therapeutics, Inc. (a)	34,000	1,167,900
Xencor, Inc. (a)	210,000	5,455,800
Xenon Pharmaceuticals, Inc. (a)	66,821	2,412,238
Zai Lab Ltd. (a)	1,000,000	3,404,379
Zentalis Pharmaceuticals, Inc. (a)	130,000	2,815,800
		210,672,861
Health Care Equipment & Supplies - 17.6%
Health Care Equipment - 17.6%
Boston Scientific Corp. (a)	1,480,000	57,320,400
Envista Holdings Corp. (a)	160,000	5,249,600
Inspire Medical Systems, Inc. (a)	35,000	6,207,950
Insulet Corp. (a)	135,511	31,086,223
Masimo Corp. (a)	105,000	14,821,800
Nevro Corp. (a)	118,000	5,498,800
Novocure Ltd. (a)	67,000	5,090,660
Outset Medical, Inc. (a)	140,000	2,230,200
Penumbra, Inc. (a)	202,743	38,440,073
PROCEPT BioRobotics Corp.	85,000	3,524,100
ResMed, Inc.	85,000	18,555,500
Tandem Diabetes Care, Inc. (a)	228,000	10,909,800
		198,935,106
Health Care Providers & Services - 32.5%
Health Care Facilities - 3.6%
Cano Health, Inc. (a)	1,283,891	11,131,335
HCA Holdings, Inc.	114,000	20,952,060
Surgery Partners, Inc. (a)	284,584	6,659,266
The Oncology Institute, Inc. (a)(d)	282,701	1,308,906
		40,051,567
Health Care Services - 8.5%
agilon health, Inc. (a)(b)	850,000	19,907,000
Cigna Corp.	162,500	45,088,875
Guardant Health, Inc. (a)	88,900	4,785,487
LifeStance Health Group, Inc. (a)	660,000	4,369,200
Oak Street Health, Inc. (a)(b)	890,000	21,822,800
		95,973,362
Managed Health Care - 20.4%
Alignment Healthcare, Inc. (a)	460,911	5,457,186
Centene Corp. (a)	308,000	23,965,480
Humana, Inc.	110,500	53,613,495
Molina Healthcare, Inc. (a)	50,000	16,492,000
UnitedHealth Group, Inc.	260,000	131,310,398
		230,838,559
TOTAL HEALTH CARE PROVIDERS & SERVICES		366,863,488
Health Care Technology - 0.9%
Health Care Technology - 0.9%
Definitive Healthcare Corp. (b)	65,000	1,010,100
Doximity, Inc. (a)(b)	154,000	4,653,880
Medlive Technology Co. Ltd. (c)	500,000	569,705
Phreesia, Inc. (a)	165,000	4,204,200
		10,437,885
Life Sciences Tools & Services - 15.1%
Life Sciences Tools & Services - 15.1%
10X Genomics, Inc. (a)	60,000	1,708,800
Agilent Technologies, Inc.	26,000	3,160,300
Bio-Rad Laboratories, Inc. Class A (a)	14,000	5,839,960
Bruker Corp.	200,000	10,612,000
Danaher Corp.	255,000	65,863,950
Lonza Group AG	14,000	6,816,478
Olink Holding AB ADR (a)	160,000	1,942,400
Sartorius Stedim Biotech	12,800	3,926,231
Seer, Inc. (a)	141,809	1,097,602
Stevanato Group SpA	169,000	2,862,860
Thermo Fisher Scientific, Inc.	109,000	55,283,710
West Pharmaceutical Services, Inc.	46,000	11,319,680
		170,433,971
Personal Products - 0.4%
Personal Products - 0.4%
The Beauty Health Co. (a)(b)	142,300	1,677,717
The Beauty Health Co. (a)(d)	200,000	2,358,000
		4,035,717
Pharmaceuticals - 13.0%
Pharmaceuticals - 13.0%
Arvinas Holding Co. LLC (a)	70,000	3,114,300
AstraZeneca PLC (United Kingdom)	200,000	21,985,897
Bristol-Myers Squibb Co.	95,000	6,753,550
Eli Lilly & Co.	210,000	67,903,500
Pharvaris BV (a)	80,000	642,400
Roche Holding AG (participation certificate)	44,000	14,323,442
Royalty Pharma PLC	715,000	28,728,700
Theseus Pharmaceuticals, Inc.	80,000	464,000
UCB SA	36,000	2,498,323
		146,414,112
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc. (a)(b)	180,000	2,401,200
TOTAL COMMON STOCKS (Cost $828,404,315)		1,110,194,340

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (a)(d)(e)	13,047	797,694
Caris Life Sciences, Inc. Series D (a)(d)(e)	398,133	2,229,545
Cleerly, Inc. Series C (d)(e)	179,891	2,119,224
Element Biosciences, Inc. Series C (a)(d)(e)	72,178	985,951
ElevateBio LLC Series C (a)(d)(e)	31,200	142,678
Inscripta, Inc. Series E (a)(d)(e)	157,568	958,013
		7,233,105
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	45,182	405,283
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (a)(d)(e)	24,966	1,243,556
Series E1 (d)(e)	10,776	536,753
Omada Health, Inc. Series E (d)(e)	281,490	737,504
Wugen, Inc. Series B (a)(d)(e)	57,585	300,594
		2,818,407
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(d)(e)	123,100	1,088,204
Galvanize Therapeutics Series B (d)(e)	505,495	859,342
		1,947,546
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,381,796)		12,404,341

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	5,972,070	5,973,265
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	55,434,562	55,440,105
TOTAL MONEY MARKET FUNDS (Cost $61,413,370)		61,413,370

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $905,199,481)	1,184,012,051
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(54,369,786)
NET ASSETS - 100.0%	1,129,642,265

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,888,887 or 0.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,071,247 or 1.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	955,966
Aledade, Inc. Series E1	5/20/22	536,800
Aristea Therapeutics, Inc. Series B	10/06/20	678,736
Asimov, Inc. Series B	10/29/21	1,209,205
Caris Life Sciences, Inc. Series D	5/11/21	3,224,877
Cleerly, Inc. Series C	7/08/22	2,119,224
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	641,727
Element Biosciences, Inc. Series C	6/21/21	1,483,741
ElevateBio LLC Series C	3/09/21	130,884
Galvanize Therapeutics Series B	3/29/22	875,156
Inscripta, Inc. Series E	3/30/21	1,391,325
Omada Health, Inc. Series E	12/22/21	1,687,589
The Beauty Health Co.	12/08/20	2,000,000
The Oncology Institute, Inc.	6/28/21	2,827,010
Wugen, Inc. Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	12,043,582	141,306,001	147,376,318	51,989	-	-	5,973,265	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	45,064,040	224,973,261	214,597,196	206,435	-	-	55,440,105	0.2%
Total	57,107,622	366,279,262	361,973,514	258,424	-	-	61,413,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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